Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)	The Company's provision for income taxes from continuing operations for the years ended December 31, 2021 and 2020 is as follows:

Years Ended December 31,
	2021	2020
(in thousands)
Current:
Federal	$—	$—
State	—	—
Total current	$—	$—

Deferred:
Federal	—	—
State	—	—
Total deferred	$—	$—

Total provision for income taxes	$—	$—

Schedule of Effective Income Tax Rate Reconciliation	The provision (benefit) for income taxes differed from the amount computed by applying the federal statutory income tax rate of 21% to loss before income taxes due to the following items for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
	(in thousands)
Tax benefit at federal statutory rate	$(51,673)	$(10,022)
Non-deductible compensation	4,431	449
State tax, net of federal benefit	(3,296)	(499)
Valuation allowance	25,631	9,666
Non-deductible interest	21,715	—
Non-taxable warrants	(5,016)	117
Uncertain tax position	8,449	—
Other	(241)	289
Income tax (benefit) expense	$—	$—

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities as of December 31, 2021 and 2020, consisted of the following:

	December 31,
	2021	2020
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$45,181	$24,764
Sec. 163(j) carryforward	6,414	4,661
Accruals and reserves	2,359	2,155
Deferred revenue	778	539
Capital loss carryforward	3,689	3,368
Other deferred tax assets	3,631	1,284
Total deferred tax assets	62,052	36,771
Valuation allowance	(61,460)	(35,874)
Total net deferred tax assets	592	897
Deferred tax liabilities
Basis difference in intangibles	(588)	(895)
Other deferred tax liabilities	(4)	(2)
Total deferred tax liabilities	(592)	(897)

Net deferred tax liabilities	$—	$—

Summary of Operating Loss Carryforwards	The Company’s tax attributes are subject to limitations on utilization due to historic ownership changes and may be subject to future limitations upon subsequent change of control, as defined by the Internal Revenue Code Sections 382 and 383.

	Tax Effected	Expiration
	(in thousands)
Federal net operating loss (“NOL”) carryforward	$8,638	2033-2037
Federal NOL carryforward	$36,283	Indefinite
Federal capital loss carryforward	3,689	2025
State NOL carryforwards	261	2037-2040

Schedule of Unrecognized Tax Benefits Roll Forward
Below is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	2021	2020
	(in thousands)
Unrecognized tax benefits - January 1	$—	$4,840
Gross decrease - tax positions in current period	—	(4,840)
Gross increase - tax positions in current period	8,443	—
Unrecognized tax benefits - December 31	$8,443	$—